Licensing and Collaboration Agreement - YOFOTO (China) Health Industry Co. Ltd. (Narrative) (Details) - YOFOTO (China) Health Industry Co. Ltd. [Member] - Definitive Licensing And Collaborative Agreement [Member] - Replicel [Member] - CAD ($)
			12 Months Ended
	Oct. 09, 2018	Jul. 10, 2018	Dec. 31, 2020	Dec. 31, 2021
Licensing And Collaboration Agreement [Line Items]
Milestone payments		$ 4,750,000
Royalty expense		$ 7,000,000
Private Placement [Member]
Licensing And Collaboration Agreement [Line Items]
License period		15 years
Amount invested in private placement	$ 5,090,005	$ 5,090,005
Share price		$ 0.95
Percentage of warrant coverage		20.00%
Number of shares issued for licensing and collaboration agreement	5,357,900
Ownership description of shares	19.9%
Percentage of success fee paid	10.00%
Upfront fees	$ 509,001
Percentage of success fee for milestone fees and royalty fees received	5.00%
Finder fees	$ 509,001
Finder fees for contract asset and share issuance cost	509,001
Common shares put net	715,280
Common shares put gross	794,755
Cost of common shares	$ 79,476
Number of warrants issued	1,071,580
Warrants net	$ 161,684
Warrants gross	179,649
Cost of warrants	17,965
Put liability net	520,426
Put liability gross	578,251
Cost of put liability	$ 57,825
Fair value put liability repayable			$ 3,393,337
Period of license fees revenue recognized	10 years
Proceeds allocated to license fees revenue	$ 3,537,350
Repayable period			8 years 6 months
Discounted rate			23.00%
Amortized cost of put liability			$ 520,426
Accretion expense on put liability			$ 176,085	$ 219,236